UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-22406

Mirae Asset Discovery Funds
(Exact name of registrant as specified in charter)

One Bryant Park, 39th Floor New York, NY	10036
(Address of principal executive offices)	(Zip code)

Citi Fund Services Ohio, Inc., 3435 Stelzer Road, Columbus, OH 43219
(Name and address of agent for service)

Registrant’s telephone number, including area code:	(212) 205-8300

Date of fiscal year end:	April 30

Date of reporting period:	October 31, 2011

Item 1. Reports to Stockholders.

Mirae Asset Discovery Funds

Semiannual Report
October 31, 2011

Global Emerging Markets	Sector Leader Fund

Asia	Sector Leader Fund

China	Sector Leader Fund

Brazil	Sector Leader Fund

Global Emerging Markets	Great Consumer Fund

Asia	Great Consumer Fund

i

MIRAE ASSET DISCOVERY FUNDS
Expense Examples

(unaudited)

As a Fund shareholder, you may incur two types of costs: (1) transaction costs, including wire redemption fees and sales charges, as applicable; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other Fund expenses.  These examples are intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at May 1, 2011 and held for the entire period from May 1, 2011 through October 31, 2011.

The Actual Expense table below provides information about actual account values and actual expenses.  You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period.  Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

The Hypothetical Expense table below provides information about hypothetical account values and hypothetical expenses based on each Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not each Fund's actual return.  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.  You may use this information to compare the ongoing costs of investing in your Fund and other funds.  To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the examples are useful in comparing ongoing costs only and will not help you determine the relative total cost of owning different funds.  In addition, if these transactional costs were included, your costs would have been higher.

Actual Expense Table		Beginning Account Value 5/1/11	Ending Account Value 10/31/11	Expenses Paid During Period(1) 5/1/11 - 10/31/11	Annualized Expense Ratio During Period 5/1/11 - 10/31/11

GEM Sector Leader Fund	Class A	$1,000.00	$809.90	$8.44	1.85%
	Class C	1,000.00	807.20	11.84	2.60%
	Class I	1,000.00	811.20	7.30	1.60%

Asia Sector Leader Fund	Class A	1,000.00	785.30	8.10	1.80%
	Class C	1,000.00	782.70	11.46	2.55%
	Class I	1,000.00	786.80	6.98	1.55%

China Sector Leader Fund	Class A	1,000.00	755.00	8.63	1.95%
	Class C	1,000.00	752.20	11.92	2.70%
	Class I	1,000.00	755.90	7.52	1.70%

Brazil Sector Leader Fund	Class A	1,000.00	810.70	7.99	1.75%
	Class C	1,000.00	807.30	11.39	2.50%
	Class I	1,000.00	811.40	6.85	1.50%

GEM Great Consumer Fund	Class A	1,000.00	836.80	8.57	1.85%
	Class C	1,000.00	833.80	12.02	2.60%
	Class I	1,000.00	838.60	7.41	1.60%

Asia Great Consumer Fund	Class A	1,000.00	832.00	8.31	1.80%
	Class C	1,000.00	829.40	11.76	2.55%
	Class I	1,000.00	833.20	7.16	1.55%

(1)  Expenses are equal to the average account value over the period multiplied by the Fund’s annualized expense ratio multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect the one-half year period).

MIRAE ASSET DISCOVERY FUNDS
Expense Examples

(unaudited)

Hypothetical Expense Table		Beginning Account Value 5/1/11	Ending Account Value 10/31/11	Expenses Paid During Period(2) 5/1/11 - 10/31/11	Annualized Expense Ratio During Period 5/1/11 - 10/31/11

GEM Sector Leader Fund	Class A	$1,000.00	$1,015.88	$9.40	1.85%
	Class C	1,000.00	1,012.10	13.19	2.60%
	Class I	1,000.00	1,017.14	8.13	1.60%

Asia Sector Leader Fund	Class A	1,000.00	1,016.13	9.15	1.80%
	Class C	1,000.00	1,012.35	12.93	2.55%
	Class I	1,000.00	1,017.39	7.88	1.55%

China Sector Leader Fund	Class A	1,000.00	1,015.38	9.91	1.95%
	Class C	1,000.00	1,011.59	13.69	2.70%
	Class I	1,000.00	1,016.64	8.64	1.70%

Brazil Sector Leader Fund	Class A	1,000.00	1,016.38	8.89	1.75%
	Class C	1,000.00	1,012.60	12.68	2.50%
	Class I	1,000.00	1,017.64	7.63	1.50%

GEM Great Consumer Fund	Class A	1,000.00	1,015.88	9.40	1.85%
	Class C	1,000.00	1,012.10	13.19	2.60%
	Class I	1,000.00	1,017.14	8.13	1.60%

Asia Great Consumer Fund	Class A	1,000.00	1,016.13	9.15	1.80%
	Class C	1,000.00	1,012.35	12.93	2.55%
	Class I	1,000.00	1,017.39	7.88	1.55%

(2)  Expenses are equal to the average account value over the period multiplied by the Fund’s annualized expense ratio multiplied by the number of fiscal half-year divided by the number of days in the fiscal year (to reflect the one-half year period).

Mirae Asset Discovery Funds	Schedule of Portfolio Investments
GEM Sector Leader Fund	October 31, 2011
(unaudited)

	Shares	Value
Common Stocks (90.6%)
Air China Ltd., H Shares (Airlines)	122,000	$94,753
AirAsia Berhad (Airlines)	61,000	76,943
Alliance Global Group, Inc. (Industrial Conglomerates)	544,625	131,409
Anhui Conch Cement Co. Ltd., H Shares (Construction Materials)	9,500	34,534
Baidu, Inc. - Sponsored ADR* (Internet Software & Services)	3,088	432,876
Banco do Brasil SA (Commercial Banks)	19,800	302,220
Bangkok Dusit Medical Services Public Co. Ltd. (Health Care Providers & Services)	112,700	246,390
BM&FBOVESPA SA (Diversified Financial Services)	64,600	388,767
BR Properties SA (Real Estate Management & Development)	34,200	345,686
Capitec Bank Holdings Ltd. (Commercial Banks)	16,300	373,335
Catcher Technology Co. Ltd. (Computers & Peripherals)	48,000	268,458
Cheil Industries, Inc. (Chemicals)	1,825	160,995
China Construction Bank Corp., H Shares (Commercial Banks)	319,000	231,881
China Merchants Bank Co. Ltd., H Shares (Commercial Banks)	105,500	208,046
China Oilfield Services Ltd., H Shares (Energy Equipment & Services)	66,000	109,791
China Overseas Grand Oceans Group Ltd. (Real Estate Management & Development)	67,000	50,831
China Overseas Land & Investment Ltd. (Real Estate Management & Development)	82,000	148,492
China Resources Enterprise Ltd. (Food & Staples Retailing)	26,000	94,559
China State Construction International Holdings Ltd. (Construction & Engineering)	190,000	143,062
China Unicom (Hong Kong) Ltd. (Diversified Telecommunication Services)	60,000	120,806
China ZhengTong Auto Services Holdings Ltd.* (Specialty Retail)	119,500	126,527
Chinatrust Financial Holding Co. Ltd. (Commercial Banks)	339,000	220,827
Even Construtora e Incorporadora SA (Household Durables)	51,000	192,531
Far Eastern Department Stores Ltd. (Multiline Retail)	42,700	65,424
Gafisa SA - ADR (Household Durables)	37,000	275,280
Global Ports Investments PLC - Registered Sponsored GDR (Transportation Infrastructure)	18,287	292,592
Godrej Consumer Products Ltd. (Personal Products)	24,113	216,591
Hengan International Group Co. Ltd. (Personal Products)	14,500	125,557
Hiwin Technologies Corp. (Machinery)	24,900	225,364
Hypermarcas SA (Personal Products)	30,000	163,239
Hyundai Mobis (Auto Components)	493	142,338
Hyundai Motor Co. (Automobiles)	953	193,432
ICICI Bank Ltd. (Commercial Banks)	8,093	152,627
Infosys Technologies Ltd. (IT Services)	1,656	97,525
IRSA Inversiones y Representaciones SA - Sponsored ADR (Real Estate Management & Development)	22,900	230,374
ITC Ltd. (Tobacco)	43,688	190,101
Keppel Corp. Ltd. (Industrial Conglomerates)	13,000	97,166
Kinsus Interconnect Technology Corp. (Semiconductors & Semiconductor Equipment)	21,000	72,659
Kunlun Energy Co. Ltd. (Oil, Gas & Consumable Fuels)	254,000	351,458
Magnesita Refratarios SA* (Construction Materials)	32,100	116,506
Mills Estruturas e Servicos de Engenharia SA (Trading Companies & Distributors)	18,700	191,739
Mongolian Mining Corp.* (Metals & Mining)	205,000	178,253
Naspers Ltd., N Shares (Media)	6,250	296,705
NovaTek OAO - Registered Sponsored GDR (Oil, Gas & Consumable Fuels)	3,008	418,801
OGX Petroleo e Gas Participacoes SA* (Oil, Gas & Consumable Fuels)	46,100	386,203
Parkson Retail Asia Ltd.* (Multiline Retail)	26,000	19,482
PChome Online, Inc. (Internet Software & Services)	44,000	288,479
Ping An Insurance Group Co. of China Ltd., H Shares (Insurance)	74,000	536,251
Powszechny Zaklad Ubezpieczen SA (Insurance)	2,115	223,605
PT Bank Mandiri Tbk (Commercial Banks)	292,301	231,048
PT Harum Energy Tbk (Oil, Gas & Consumable Fuels)	140,000	121,260
PT Mitra Adiperkasa Tbk (Multiline Retail)	117,000	64,105
Samsung Electronics Co. Ltd. (Semiconductors & Semiconductor Equipment)	391	339,382
Sands China Ltd.* (Hotels, Restaurants & Leisure)	68,000	200,080
Shandong Weigao Group Medical Polymer Co. Ltd., H Shares (Health Care Equipment & Supplies)	132,000	136,092
Shanghai Electric Group Co. Ltd., H Shares (Electrical Equipment)	154,000	67,726
Shinhan Financial Group Co. Ltd. (Commercial Banks)	4,840	189,950
Shoprite Holdings Ltd. (Food & Staples Retailing)	21,165	308,929
SK Innovation Co., Ltd. (Oil, Gas & Consumable Fuels)	869	129,890
Sun Art Retail Group Ltd.* (Food & Staples Retailing)	176,000	227,912

See accompanying notes to financial statements.

Mirae Asset Discovery Funds	Schedule of Portfolio Investments
GEM Sector Leader Fund	October 31, 2011
(unaudited)

		Shares or Principal Amount	Value
Common Stocks, continued
Taiwan Semiconductor Manufacturing Co. Ltd. (Semiconductors & Semiconductor Equipment)		58,000	$141,509
Tata Motors Ltd. (Automobiles)		29,349	118,734
Tencent Holdings Ltd. (Internet Software & Services)		8,300	190,116
The Foschini Group Ltd. (Specialty Retail)		26,770	336,533
Turkiye Garanti Bankasi AS (Commercial Banks)		86,570	304,287
X5 Retail Group NV - Registered GDR* (Food & Staples Retailing)		6,500	194,158
Yandex NV, Class A (Internet Software & Services)		9,650	265,568
TOTAL COMMON STOCKS (Cost $14,794,815)			13,618,749

Preferred Stocks (5.5%)
Itau Unibanco Holding SA - ADR (Commercial Banks)		19,300	369,016
Vale SA - Sponsored ADR (Metals & Mining)		19,650	463,740
TOTAL PREFERRED STOCKS (Cost $1,043,894)			832,756

Cash Equivalent (3.9%)
Citibank Money Market Deposit Account, 0.02%		$583,105	583,105
TOTAL CASH EQUIVALENT (Cost $583,105)			583,105

TOTAL INVESTMENTS (Cost $16,421,814) — 100.0%			15,034,610

Net other assets (liabilities) — NM			3,880

NET ASSETS — 100.0%			$15,038,490

*	Non-income producing security
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
NM	Not meaningful, amount is less than 0.05%.

See accompanying notes to financial statements.

Mirae Asset Discovery Funds	Schedule of Portfolio Investments
GEM Sector Leader Fund	October 31, 2011
(unaudited)

GEM Sector Leader Fund invested in the following industries as of October 31, 2011:
	Value	% of Net Assets
Airlines	$171,696	1.1%
Auto Components	142,338	1.0%
Automobiles	312,166	2.1%
Chemicals	160,995	1.1%
Commercial Banks	2,583,237	17.1%
Computers & Peripherals	268,458	1.8%
Construction & Engineering	143,062	1.0%
Construction Materials	151,040	1.0%
Diversified Financial Services	388,767	2.6%
Diversified Telecommunication Services	120,806	0.8%
Electrical Equipment	67,726	0.5%
Energy Equipment & Services	109,791	0.7%
Food & Staples Retailing	825,558	5.5%
Health Care Equipment & Supplies	136,092	0.9%
Health Care Providers & Services	246,390	1.6%
Hotels, Restaurants & Leisure	200,080	1.3%
Household Durables	467,811	3.1%
IT Services	97,525	0.7%
Industrial Conglomerates	228,575	1.5%
Insurance	759,856	5.1%
Internet Software & Services	1,177,039	7.9%
Machinery	225,364	1.5%
Media	296,705	2.0%
Metals & Mining	641,993	4.3%
Multiline Retail	149,011	0.9%
Oil, Gas & Consumable Fuels	1,407,612	9.4%
Personal Products	505,387	3.3%
Real Estate Management & Development	775,383	5.1%
Semiconductors & Semiconductor Equipment	553,550	3.7%
Specialty Retail	463,060	3.0%
Tobacco	190,101	1.3%
Trading Companies & Distributors	191,739	1.3%
Transportation Infrastructure	292,592	1.9%
Other**	586,985	3.9%
Total	$15,038,490	100.0%

GEM Sector Leader Fund invested in securities with exposure to the following countries as of October 31, 2011:
	Value	% of Net Assets
Argentina	$230,374	1.5%
Brazil	3,194,927	21.3%
China	2,522,062	16.7%
Hong Kong	909,208	6.0%
India	775,578	5.2%
Indonesia	416,413	2.7%
Macau	200,080	1.3%
Malaysia	76,943	0.5%
Mongolia	178,253	1.2%
Philippines	131,409	0.9%
Poland	223,605	1.5%
Russia	1,171,119	7.8%
Singapore	116,648	0.7%
South Africa	1,315,502	8.8%
South Korea	1,155,987	7.9%
Taiwan	1,282,720	8.5%
Thailand	246,390	1.6%
Turkey	304,287	2.0%
Other**	586,985	3.9%
Total	$15,038,490	100.0%

** Includes cash equivalent securities and other net assets (liabilities).

See accompanying notes to financial statements.

Mirae Asset Discovery Funds	Schedule of Portfolio Investments
Asia Sector Leader Fund	October 31, 2011
(unaudited)

		Shares or Principal Amount	Value
Common Stocks (95.0%)
Air China Ltd., H Shares (Airlines)		130,000	$100,967
AirAsia Berhad (Airlines)		87,400	110,243
Alliance Global Group, Inc. (Industrial Conglomerates)		632,575	152,629
Anhui Conch Cement Co. Ltd., H Shares (Construction Materials)		10,500	38,169
Baidu, Inc. - Sponsored ADR* (Internet Software & Services)		3,322	465,678
Bangkok Bank Public Co. Ltd. - Foreign Registered (Commercial Banks)		7,600	38,291
Bangkok Dusit Medical Services Public Co. Ltd. (Health Care Providers & Services)		165,800	362,479
Catcher Technology Co. Ltd. (Computers & Peripherals)		51,000	285,237
Cheil Industries, Inc. (Chemicals)		1,964	173,257
China Construction Bank Corp., H Shares (Commercial Banks)		342,000	248,600
China Merchants Bank Co. Ltd., H Shares (Commercial Banks)		113,000	222,836
China Oilfield Services Ltd., H Shares (Energy Equipment & Services)		72,000	119,772
China Overseas Grand Oceans Group Ltd. (Real Estate Management & Development)		72,500	55,004
China Overseas Land & Investment Ltd. (Real Estate Management & Development)		90,000	162,979
China Resources Enterprise Ltd. (Food & Staples Retailing)		28,000	101,833
China State Construction International Holdings Ltd. (Construction & Engineering)		204,000	153,604
China Unicom (Hong Kong) Ltd. (Diversified Telecommunication Services)		64,000	128,860
China ZhengTong Auto Services Holdings Ltd.* (Specialty Retail)		128,500	136,056
Chinatrust Financial Holding Co. Ltd. (Commercial Banks)		363,000	236,461
Far Eastern Department Stores Ltd. (Multiline Retail)		46,240	70,848
Godrej Consumer Products Ltd. (Personal Products)		40,725	365,806
Hengan International Group Co. Ltd. (Personal Products)		15,500	134,216
Hiwin Technologies Corp. (Machinery)		25,990	235,229
Hyundai Mobis (Auto Components)		529	152,732
Hyundai Motor Co. (Automobiles)		1,022	207,437
ICICI Bank Ltd. (Commercial Banks)		9,659	182,161
ITC Ltd. (Tobacco)		64,364	280,069
Keppel Corp. Ltd. (Industrial Conglomerates)		19,000	142,012
Kinsus Interconnect Technology Corp. (Semiconductors & Semiconductor Equipment)		23,000	79,579
Kunlun Energy Co. Ltd. (Oil, Gas & Consumable Fuels)		274,000	379,132
Mongolian Mining Corp.* (Metals & Mining)		222,000	193,035
Parkson Retail Asia Ltd.* (Multiline Retail)		44,000	32,969
PChome Online, Inc. (Internet Software & Services)		47,000	308,148
Ping An Insurance Group Co. of China Ltd., H Shares (Insurance)		79,000	572,484
PT Bank Mandiri Tbk (Commercial Banks)		397,179	313,948
PT Harum Energy Tbk (Oil, Gas & Consumable Fuels)		191,000	165,433
PT Media Nusantara Citra Tbk* (Media)		1,022,000	125,826
PT Mitra Adiperkasa Tbk (Multiline Retail)		150,000	82,185
Samsung Electronics Co. Ltd. (Semiconductors & Semiconductor Equipment)		421	365,422
Sands China Ltd.* (Hotels, Restaurants & Leisure)		73,200	215,380
Shandong Weigao Group Medical Polymer Co. Ltd., H Shares (Health Care Equipment & Supplies)		144,000	148,464
Shanghai Electric Group Co. Ltd., H Shares (Electrical Equipment)		164,000	72,123
Shinhan Financial Group Co. Ltd. (Commercial Banks)		5,190	203,686
SK Innovation Co., Ltd. (Oil, Gas & Consumable Fuels)		932	139,307
Sun Art Retail Group Ltd.* (Food & Staples Retailing)		189,000	244,747
Taiwan Semiconductor Manufacturing Co. Ltd. (Semiconductors & Semiconductor Equipment)		65,000	158,587
Tata Motors Ltd. (Automobiles)		42,468	171,808
Tencent Holdings Ltd. (Internet Software & Services)		9,400	215,312
TOTAL COMMON STOCKS (Cost $9,654,183)			9,251,040

Cash Equivalent (4.0%)
Citibank Money Market Deposit Account, 0.02%		$387,110	387,110
TOTAL CASH EQUIVALENT (Cost $387,110)			387,110

TOTAL INVESTMENTS (Cost $10,041,293) — 99.0%			9,638,150

Net other assets (liabilities) — 1.0%			96,781

NET ASSETS — 100.0%			$9,734,931

*	Non-income producing security
ADR	American Depositary Receipt

See accompanying notes to financial statements.

Mirae Asset Discovery Funds	Schedule of Portfolio Investments
Asia Sector Leader Fund	October 31, 2011
(unaudited)

Asia Sector Leader Fund invested in the following industries as of October 31, 2011:
	Value	% of Net Assets
Airlines	$211,210	2.1%
Auto Components	152,732	1.6%
Automobiles	379,245	3.9%
Chemicals	173,257	1.8%
Commercial Banks	1,445,983	14.9%
Computers & Peripherals	285,237	2.9%
Construction & Engineering	153,604	1.6%
Construction Materials	38,169	0.4%
Diversified Telecommunication Services	128,860	1.3%
Electrical Equipment	72,123	0.7%
Energy Equipment & Services	119,772	1.2%
Food & Staples Retailing	346,580	3.5%
Health Care Equipment & Supplies	148,464	1.5%
Health Care Providers & Services	362,479	3.7%
Hotels, Restaurants & Leisure	215,380	2.2%
Industrial Conglomerates	294,641	3.1%
Insurance	572,484	5.9%
Internet Software & Services	989,138	10.2%
Machinery	235,229	2.4%
Media	125,826	1.3%
Metals & Mining	193,035	2.0%
Multiline Retail	186,002	1.8%
Oil, Gas & Consumable Fuels	683,872	7.0%
Personal Products	500,022	5.2%
Real Estate Management & Development	217,983	2.3%
Semiconductors & Semiconductor Equipment	603,588	6.2%
Specialty Retail	136,056	1.4%
Tobacco	280,069	2.9%
Other**	483,891	5.0%
Total	$9,734,931	100.0%

Asia Sector Leader Fund invested in securities with exposure to the following countries as of October 31, 2011:
	Value	% of Net Assets
China	$2,719,424	27.9%
Hong Kong	981,412	10.1%
India	999,844	10.4%
Indonesia	687,392	7.0%
Macau	215,380	2.2%
Malaysia	110,243	1.1%
Mongolia	193,035	2.0%
Philippines	152,629	1.6%
Singapore	174,981	1.8%
South Korea	1,241,841	12.8%
Taiwan	1,374,089	14.0%
Thailand	400,770	4.1%
Other**	483,891	5.0%
Total	$9,734,931	100.0%

** Includes cash equivalent securities and other net assets (liabilities).

See accompanying notes to financial statements.

Mirae Asset Discovery Funds	Schedule of Portfolio Investments
China Sector Leader Fund	October 31, 2011
(unaudited)

	Shares or Principal Amount	Value
Common Stocks (87.0%)
Agricultural Bank of China Ltd., H Shares (Commercial Banks)	846,000	$372,714
Belle International Holdings Ltd. (Specialty Retail)	153,000	295,219
China Agri-Industries Holdings Ltd. (Food Products)	554,000	432,112
China Construction Bank Corp., H Shares (Commercial Banks)	480,000	348,912
China Merchants Bank Co. Ltd., H Shares (Commercial Banks)	207,500	409,190
China Mobile Ltd. (Wireless Telecommunication Services)	40,500	385,961
China Pacific Insurance (Group) Co. Ltd., H Shares (Insurance)	14,600	44,703
China Suntien Green Energy Corp., H Shares (Oil, Gas & Consumable Fuels)	1,376,000	312,517
China Unicom (Hong Kong) Ltd. (Diversified Telecommunication Services)	196,000	394,633
CNOOC Ltd. (Oil, Gas & Consumable Fuels)	261,000	493,323
Dongfang Electric Corp. Ltd., H Shares (Electrical Equipment)	112,200	345,607
Dongfeng Motor Group Co. Ltd., H Shares (Automobiles)	54,000	88,136
Far East Horizon Ltd. (Diversified Financial Services)	246,000	178,201
GOME Electrical Appliances Holding Ltd. (Specialty Retail)	283,000	84,989
Industrial & Commercial Bank of China Ltd., H Shares (Commercial Banks)	602,000	369,618
Kingsoft Corp. Ltd. (Software)	805,000	355,608
Kunlun Energy Co. Ltd. (Oil, Gas & Consumable Fuels)	342,000	473,224
PICC Property & Casualty Co. Ltd., H Shares (Insurance)	234,000	318,455
Pou Sheng International (Holdings) Ltd. (Specialty Retail)	2,524,000	386,697
Prada SpA (Textiles, Apparel & Luxury Goods)	43,200	207,968
SINA Corp. (Internet Software & Services)	3,000	243,870
Sinopharm Group Co., H Shares (Health Care Providers & Services)	113,200	307,666
Tencent Holdings Ltd. (Internet Software & Services)	15,600	357,327
TOTAL COMMON STOCKS (Cost $7,593,299)		7,206,650

Cash Equivalent (6.0%)
Citibank Money Market Deposit Account, 0.02%	$500,103	500,103
TOTAL CASH EQUIVALENT (Cost $500,103)		500,103

TOTAL INVESTMENTS (Cost $8,093,402) — 93.0%		7,706,753

Net other assets (liabilities) — 7.0%		577,350

NET ASSETS — 100.0%		$8,284,103

China Sector Leader Fund invested in the following industries as of October 31, 2011:
	Value	% of Net Assets
Automobiles	$88,136	1.1%
Commercial Banks	1,500,434	18.1%
Diversified Financial Services	178,201	2.1%
Diversified Telecommunication Services	394,633	4.8%
Electrical Equipment	345,607	4.2%
Food Products	432,112	5.2%
Health Care Providers & Services	307,666	3.7%
Insurance	363,158	4.3%
Internet Software & Services	601,197	7.2%
Oil, Gas & Consumable Fuels	1,279,064	15.5%
Software	355,608	4.3%
Specialty Retail	766,905	9.3%
Textiles, Apparel & Luxury Goods	207,968	2.5%
Wireless Telecommunication Services	385,961	4.7%
Other**	1,077,453	13.0%
Total	$8,284,103	100.0%

China Sector Leader Fund invested in securities with exposure to the following countries as of October 31, 2011:
	Value	% of Net Assets
China	$4,545,847	54.8%
Hong Kong	2,660,803	32.2%
Other**	1,077,453	13.0%
Total	$8,284,103	100.0%

** Includes cash equivalent securities and other net assets (liabilities).

See accompanying notes to financial statements.

Mirae Asset Discovery Funds	Schedule of Portfolio Investments
Brazil Sector Leader Fund	October 31, 2011
(unaudited)

		Shares or Principal Amount	Value
Common Stocks (80.4%)
Banco ABC Brasil SA (Commercial Banks)		53,400	$357,763
Banco do Brasil SA - Sponsored ADR (Commercial Banks)		18,400	283,728
BM&FBOVESPA SA (Diversified Financial Services)		47,700	287,061
BR Properties SA (Real Estate Management & Development)		67,700	684,297
Bradespar SA (Metals & Mining)		15,700	320,128
Companhia Siderurgica Nacional SA (Metals & Mining)		18,700	174,308
Cosan Ltd., Class A (Food Products)		26,260	315,120
Direcional Engenharia SA (Real Estate Management & Development)		47,500	249,053
EDP - Energias do Brasil SA* (Electric Utilities)		4,100	88,664
Even Construtora e Incorporadora SA (Household Durables)		64,900	245,006
Gafisa SA (Household Durables)		90,000	333,469
Hypermarcas SA (Personal Products)		43,200	235,064
Itau Unibanco Holding SA (Commercial Banks)		10,500	201,681
Magnesita Refratarios SA* (Construction Materials)		66,400	240,997
Metalurgica Gerdau SA (Metals & Mining)		24,400	274,918
Mills Estruturas e Servicos de Engenharia SA (Trading Companies & Distributors)		18,600	190,714
MMX Mineracao e Metalicos SA* (Metals & Mining)		17,000	75,170
MRV Engenharia e Participacoes SA (Household Durables)		49,900	353,501
OGX Petroleo e Gas Participacoes SA* (Oil, Gas & Consumable Fuels)		94,900	795,026
PDG Realty SA Empreendimentos e Participacoes (Household Durables)		110,900	489,730
Petroleo Brasileiro SA - ADR (Oil, Gas & Consumable Fuels)		14,600	394,346
QGEP Participacoes SA (Oil, Gas & Consumable Fuels)		12,700	126,889
Sao Carlos SA Empreendimentos e Participacoes* (Real Estate Management & Development)		20,000	254,005
Sul America SA (Insurance)		8,900	72,538
TOTAL COMMON STOCKS (Cost $8,358,946)			7,043,176

Preferred Stocks (16.6%)
Banco Bradesco SA - ADR (Commercial Banks)		20,480	372,736
Itau Unibanco Holding SA - ADR (Commercial Banks)		20,800	397,696
Vale SA - Sponsored ADR (Metals & Mining)		28,800	679,680
TOTAL PREFERRED STOCKS (Cost $1,687,780)			1,450,112

Cash Equivalent (2.1%)
Citibank Money Market Deposit Account, 0.02%		$184,854	184,854
TOTAL CASH EQUIVALENT (Cost $184,854)			184,854

TOTAL INVESTMENTS (Cost $10,231,580) — 99.1%			8,678,142

Net other assets (liabilities) — 0.9%			74,693

NET ASSETS — 100.0%			$8,752,835

*	Non-income producing security
ADR	American Depositary Receipt

See accompanying notes to financial statements.

Mirae Asset Discovery Funds	Schedule of Portfolio Investments
Brazil Sector Leader Fund	October 31, 2011
(unaudited)

Brazil Sector Leader Fund invested in the following industries as of October 31, 2011:
	Value	% of Net Assets
Commercial Banks	$1,613,604	18.4%
Construction Materials	240,997	2.8%
Diversified Financial Services	287,061	3.3%
Electric Utilities	88,664	1.0%
Food Products	315,120	3.6%
Household Durables	1,421,706	16.2%
Insurance	72,538	0.8%
Metals & Mining	1,524,204	17.5%
Oil, Gas & Consumable Fuels	1,316,261	15.0%
Personal Products	235,064	2.7%
Real Estate Management & Development	1,187,355	13.5%
Trading Companies & Distributors	190,714	2.2%
Other**	259,547	3.0%
Total	$8,752,835	100.0%

Brazil Sector Leader Fund invested in securities with exposure to the following countries as of October 31, 2011:
	Value	% of Net Assets
Brazil	$8,493,288	97.0%
Other**	259,547	3.0%
Total	$8,752,835	100.0%

** Includes cash equivalent securities and other net assets (liabilities).

See accompanying notes to financial statements.

Mirae Asset Discovery Funds	Schedule of Portfolio Investments
GEM Great Consumer Fund	October 31, 2011
(unaudited)

	Shares	Value
Common Stocks (91.0%)
Aeroflot - Russian Airlines (Airlines)	71,300	$131,192
Amorepacific Corp. (Personal Products)	348	394,662
Arcos Dorados Holdings, Inc., Class A (Hotels, Restaurants & Leisure)	9,775	228,735
Axiata Group Berhad (Wireless Telecommunication Services)	105,200	166,766
Baidu, Inc. - Sponsored ADR* (Internet Software & Services)	3,862	541,375
Bangkok Dusit Medical Services Public Co. Ltd. (Health Care Providers & Services)	138,800	303,450
BR Malls Participacoes SA (Real Estate Management & Development)	24,000	260,763
BR Properties SA (Real Estate Management & Development)	34,330	347,000
Capitec Bank Holdings Ltd. (Commercial Banks)	13,500	309,204
Celltrion, Inc. (Pharmaceuticals)	1,974	66,174
China Resources Enterprise Ltd. (Food & Staples Retailing)	102,000	370,962
China ZhengTong Auto Services Holdings Ltd.* (Specialty Retail)	349,000	369,521
Clicks Group Ltd. (Multiline Retail)	29,109	152,496
Cosan Ltd., Class A (Food Products)	20,260	243,120
CP ALL PCL (Food & Staples Retailing)	135,700	206,563
Eurocash SA (Food & Staples Retailing)	16,600	131,639
Far Eastern Department Stores Ltd. (Multiline Retail)	150,980	231,329
Gafisa SA - ADR (Household Durables)	22,650	168,516
Godrej Consumer Products Ltd. (Personal Products)	21,794	195,761
Golden Eagle Retail Group Ltd. (Multiline Retail)	86,000	209,580
Haier Electronics Group Co. Ltd.* (Household Durables)	384,000	356,394
Home Product Center Public Co. Ltd. (Specialty Retail)	302,200	90,365
Hongguo International Holdings Ltd.* (Textiles, Apparel & Luxury Goods)	152,000	37,175
Hypermarcas SA (Personal Products)	20,300	110,459
Iguatemi Empresa de Shopping Centers SA (Real Estate Management & Development)	10,770	209,879
Imperial Holdings Ltd. (Distributors)	17,536	258,267
IRSA Inversiones y Representaciones SA - Sponsored ADR (Real Estate Management & Development)	17,815	179,219
Jubilant Foodworks Ltd.* (Hotels, Restaurants & Leisure)	5,591	91,822
LG Chem Ltd. (Chemicals)	269	86,730
M Video (Specialty Retail)	19,800	138,798
Magnit - Registered Sponsored GDR (Food & Staples Retailing)	12,950	325,323
Naspers Ltd., N Shares (Media)	6,400	303,826
New Oriental Education & Technology Group, Inc. - Sponsored ADR* (Diversified Consumer Services)	15,684	464,874
PChome Online, Inc. (Internet Software & Services)	18,000	118,014
Powszechny Zaklad Ubezpieczen SA (Insurance)	2,440	257,965
Prada SpA* (Textiles, Apparel & Luxury Goods)	100,300	482,853
President Chain Store Corp. (Food & Staples Retailing)	34,000	188,186
PT Bank Rakyat Indonesia (Persero) Tbk (Commercial Banks)	242,500	181,208
PT Kalbe Farma Tbk (Pharmaceuticals)	1,214,500	472,160
PT Mayora Indah Tbk (Food Products)	193,000	306,645
PT Mitra Adiperkasa Tbk (Multiline Retail)	654,000	358,328
PT Summarecon Agung Tbk (Real Estate Management & Development)	3,668,000	476,977
Randon SA Implementos e Participacoes (Machinery)	18,000	115,246
Robinson Department Store Public Co. Ltd. (Multiline Retail)	39,000	41,348
Sands China Ltd.* (Hotels, Restaurants & Leisure)	91,200	268,342
Shangri-La Asia Ltd. (Hotels, Restaurants & Leisure)	68,666	136,915
Shoprite Holdings Ltd. (Food & Staples Retailing)	13,500	197,049
SINA Corp.* (Internet Software & Services)	3,224	262,079
Sul America SA (Insurance)	26,100	212,723
Sun Art Retail Group Ltd.* (Food & Staples Retailing)	107,000	138,560
TAL Education Group - ADR* (Diversified Consumer Services)	44,269	449,330
The Foschini Group Ltd. (Specialty Retail)	14,200	178,512
Titan Industries Ltd. (Textiles, Apparel & Luxury Goods)	49,932	221,159
Turkiye Garanti Bankasi AS (Commercial Banks)	71,000	249,560
X5 Retail Group NV - Registered GDR* (Food & Staples Retailing)	7,725	230,749
Yandex NV, Class A (Internet Software & Services)	10,331	284,309
TOTAL COMMON STOCKS (Cost $14,293,439)		13,510,156

Preferred Stock (2.0%)
Companhia de Bebidas das Americas - ADR (Beverages)	9,060	305,503
TOTAL PREFERRED STOCK (Cost $252,904)		305,503

See accompanying notes to financial statements.

Mirae Asset Discovery Funds	Schedule of Portfolio Investments
GEM Great Consumer Fund	October 31, 2011
(unaudited)

		Shares or Principal Amount	Value
Cash Equivalent (7.9%)
Citibank Money Market Deposit Account, 0.02%		$1,167,780	1,167,780
TOTAL CASH EQUIVALENT (Cost $1,167,780)			1,167,780

TOTAL INVESTMENTS (Cost $15,714,123) — 100.9%			14,983,439

Net other assets (liabilities) — (0.9%)			(136,937)

NET ASSETS — 100.0%			$14,846,502

*	Non-income producing security
ADR	American Depositary Receipt
GDR	Global Depositary Receipt

GEM Great Consumer Fund invested in the following industries as of October 31, 2011:
		Value	% of Net Assets
Airlines		$131,192	0.9%
Beverages		305,503	2.0%
Chemicals		86,730	0.6%
Commercial Banks		739,972	5.0%
Distributors		258,267	1.7%
Diversified Consumer Services		914,204	6.1%
Food & Staples Retailing		1,789,031	12.1%
Food Products		549,765	3.7%
Health Care Providers & Services		303,450	2.0%
Hotels, Restaurants & Leisure		725,814	4.8%
Household Durables		524,910	3.5%
Insurance		470,688	3.1%
Internet Software & Services		1,205,777	8.2%
Machinery		115,246	0.8%
Media		303,826	2.1%
Multiline Retail		993,081	6.7%
Personal Products		700,882	4.7%
Pharmaceuticals		538,334	3.7%
Real Estate Management & Development		1,473,838	9.9%
Specialty Retail		777,196	5.2%
Textiles, Apparel & Luxury Goods		741,187	5.1%
Wireless Telecommunication Services		166,766	1.1%
Other**		1,030,843	7.0%
Total		$14,846,502	100.0%

GEM Great Consumer Fund invested in securities with exposure to the following countries as of October 31, 2011:
	Value	% of Net Assets
Argentina	$407,954	2.7%
Brazil	1,973,209	13.1%
China	2,472,494	16.7%
Hong Kong	1,347,124	9.1%
India	508,742	3.4%
Indonesia	1,795,318	12.1%
Macau	268,342	1.8%
Malaysia	166,766	1.1%
Poland	389,604	2.6%
Russia	1,110,371	7.5%
South Africa	1,399,354	9.4%
South Korea	547,566	3.8%
Taiwan	537,529	3.7%
Thailand	641,726	4.3%
Turkey	249,560	1.7%
Other**	1,030,843	7.0%
Total	$14,846,502	100.0%

** Includes cash equivalent securities and other net assets (liabilities).

See accompanying notes to financial statements.

Mirae Asset Discovery Funds	Schedule of Portfolio Investments
Asia Great Consumer Fund	October 31, 2011
(unaudited)

		Shares or Principal Amount	Value
Common Stocks (94.8%)
Amorepacific Corp. (Personal Products)		573	$649,831
Axiata Group Berhad (Wireless Telecommunication Services)		392,300	621,883
Baidu, Inc. - Sponsored ADR* (Internet Software & Services)		6,092	853,977
Bangkok Dusit Medical Services Public Co. Ltd. (Health Care Providers & Services)		280,400	613,022
Bangkok Dusit Medical Services Public Co. Ltd. (Health Care Providers & Services)		26,500	57,935
Celltrion, Inc. (Pharmaceuticals)		3,155	105,765
China Resources Enterprise Ltd. (Food & Staples Retailing)		172,000	625,544
China ZhengTong Auto Services Holdings Ltd.* (Specialty Retail)		572,500	606,163
CP ALL PCL (Food & Staples Retailing)		202,700	308,550
CP ALL PCL (Food & Staples Retailing)		63,200	96,203
Far Eastern Department Stores Ltd. (Multiline Retail)		249,660	382,524
Godrej Consumer Products Ltd. (Personal Products)		41,905	376,405
Golden Eagle Retail Group Ltd. (Multiline Retail)		160,000	389,917
Haier Electronics Group Co. Ltd.* (Household Durables)		627,000	581,925
Home Product Center Public Co. Ltd. (Specialty Retail)		497,400	148,735
Hongguo International Holdings Ltd.* (Textiles, Apparel & Luxury Goods)		234,000	57,230
ITC Ltd. (Tobacco)		120,586	524,709
Jubilant Foodworks Ltd.* (Hotels, Restaurants & Leisure)		9,312	152,933
LG Chem Ltd. (Chemicals)		563	181,521
New Oriental Education & Technology Group, Inc. - Sponsored ADR* (Diversified Consumer Services)		25,007	741,207
PChome Online, Inc. (Internet Software & Services)		29,000	190,134
Prada SpA* (Textiles, Apparel & Luxury Goods)		164,300	790,954
President Chain Store Corp. (Food & Staples Retailing)		56,000	309,954
PT Bank Mandiri Tbk (Commercial Banks)		536,500	424,074
PT Kalbe Farma Tbk (Pharmaceuticals)		1,407,500	547,192
PT Mayora Indah Tbk (Food Products)		110,000	174,772
PT Mitra Adiperkasa Tbk (Multiline Retail)		390,500	213,956
PT Summarecon Agung Tbk (Real Estate Management & Development)		4,466,500	580,811
Robinson Department Store Public Co. Ltd. (Multiline Retail)		65,600	69,550
Sands China Ltd.* (Hotels, Restaurants & Leisure)		150,000	441,352
Shangri-La Asia Ltd. (Hotels, Restaurants & Leisure)		132,000	263,198
SINA Corp.* (Internet Software & Services)		5,061	411,409
Sun Art Retail Group Ltd.* (Food & Staples Retailing)		183,500	237,625
TAL Education Group - ADR* (Diversified Consumer Services)		63,458	644,099
Titan Industries Ltd. (Textiles, Apparel & Luxury Goods)		66,235	293,368
TOTAL COMMON STOCKS (Cost $13,769,284)			13,668,427

Cash Equivalent (7.1%)
Citibank Money Market Deposit Account, 0.02%		$1,022,403	1,022,403
TOTAL CASH EQUIVALENT (Cost $1,022,403)			1,022,403

TOTAL INVESTMENTS (Cost $14,791,687) — 101.9%			14,690,830

Net other assets (liabilities) — (1.9%)			(277,922)

NET ASSETS — 100.0%			$14,412,908

*	Non-income producing security
ADR	American Depositary Receipt

See accompanying notes to financial statements.

Mirae Asset Discovery Funds	Schedule of Portfolio Investments
Asia Great Consumer Fund	October 31, 2011
(unaudited)

Asia Great Consumer Fund invested in the following industries as of October 31, 2011:
	Value	% of Net Assets
Chemicals	$181,521	1.3%
Commercial Banks	424,074	2.9%
Diversified Consumer Services	1,385,306	9.6%
Food & Staples Retailing	1,577,876	11.0%
Food Products	174,772	1.2%
Health Care Providers & Services	670,957	4.7%
Hotels, Restaurants & Leisure	857,483	6.0%
Household Durables	581,925	4.0%
Internet Software & Services	1,455,520	10.1%
Multiline Retail	1,055,947	7.4%
Personal Products	1,026,236	7.1%
Pharmaceuticals	652,957	4.5%
Real Estate Management & Development	580,811	4.0%
Specialty Retail	754,898	5.2%
Textiles, Apparel & Luxury Goods	1,141,552	7.9%
Tobacco	524,709	3.6%
Wireless Telecommunication Services	621,883	4.3%
Other**	744,481	5.2%
Total	$14,412,908	100.0%

Asia Great Consumer Fund invested in securities with exposure to the following countries as of October 31, 2011:
	Value	% of Net Assets
China	$3,941,627	27.4%
Hong Kong	2,261,621	15.6%
India	1,347,415	9.3%
Indonesia	1,940,805	13.4%
Macau	441,352	3.1%
Malaysia	621,883	4.3%
South Korea	937,117	6.5%
Taiwan	882,612	6.2%
Thailand	1,293,995	9.0%
Other**	744,481	5.2%
Total	$14,412,908	100.0%

** Includes cash equivalent securities and other net assets (liabilities).

See accompanying notes to financial statements.

MIRAE ASSET DISCOVERY FUNDS
Statements of Assets and Liabilities
October 31, 2011
(unaudited)

	GEM Sector Leader Fund	Asia Sector Leader Fund	China Sector Leader Fund
Assets:
Investments, at value (Cost $16,421,814, $10,041,293 and $8,093,402)	$15,034,610	$9,638,150	$7,706,753
Foreign currency, at value (Cost $197,764, $155,518 and $291,331)	198,630	156,598	291,331
Cash	50,654	—	—
Dividends and interest receivable	25,685	734	9
Receivable for investments sold	245,488	536,366	909,904
Receivable for capital shares issued	—	—	3,834
Reclaims receivable	1,428	1,632	—
Receivable from Advisor	74,077	72,946	66,598
Prepaid expenses	28,084	27,179	26,989
Total Assets	15,658,656	10,433,605	9,005,418
Liabilities:
Unrealized depreciation on spot currency contracts	2,363	778	11
Payable for investments purchased	525,447	629,428	667,204
Accrued foreign taxes	4,930	6,640	—
Accrued expenses:
Administration	1,342	1,342	1,342
Distribution	816	440	454
Fund accounting	5,140	3,439	575
Transfer agent	12,393	10,819	11,001
Custodian	2,686	2,417	1,419
Compliance services	7,351	4,578	4,017
Other	57,698	38,793	35,292
Total Liabilities	620,166	698,674	721,315
Net Assets	$15,038,490	$9,734,931	$8,284,103
Net Assets consist of:
Capital	$16,842,396	$11,289,897	$9,747,347
Accumulated net investment income (loss)	(37,609)	(2,917)	(10,151)
Accumulated net realized gains (losses) on investments and foreign currency transactions	(376,305)	(1,143,318)	(1,066,096)
Net unrealized appreciation (depreciation) on investments and foreign currency transactions	(1,389,992)	(408,731)	(386,997)
Net Assets	$15,038,490	$9,734,931	$8,284,103
Net Assets:
Class A	$765,916	$447,160	$440,482
Class C	785,446	435,700	461,117
Class I	13,487,128	8,852,071	7,382,504
Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value):
Class A	83,240	51,586	51,012
Class C	86,027	50,620	53,865
Class I	1,460,059	1,016,791	854,483
Net Asset Value (redemption price per share):
Class A	$9.20	$8.67	$8.63
Class C	$9.13	$8.61	$8.56
Class I	$9.24	$8.71	$8.64
Maximum Sales Charge:
Class A	5.75%	5.75%	5.75%
Maximum Offering Price Per Share (100%/(100%-maximum sales charge) of net asset value adjusted to the nearest cent per share):
Class A	$9.76	$9.20	$9.16

See accompanying notes to financial statements.

MIRAE ASSET DISCOVERY FUNDS
Statements of Assets and Liabilities
October 31, 2011
(unaudited)

	Brazil Sector Leader Fund	GEM Great Consumer Fund	Asia Great Consumer Fund
Assets:
Investments, at value (Cost $10,231,580, $15,714,123 and $14,791,687)	$8,678,142	$14,983,439	$14,690,830
Foreign currency, at value (Cost $84,859, $324,138 and $503,455)	88,414	318,800	503,080
Dividends and interest receivable	30,056	8,389	5,142
Receivable for investments sold	—	—	181,154
Receivable for capital shares issued	—	5,000	—
Reclaims receivable	—	10,024	17,358
Receivable from Advisor	68,841	69,672	71,500
Prepaid expenses	26,565	27,540	27,611
Total Assets	8,892,018	15,422,864	15,496,675
Liabilities:
Unrealized depreciation on spot currency contracts	—	8,609	324
Payable for investments purchased	85,981	483,338	555,006
Payable for capital shares redeemed	—	—	433,326
Accrued foreign taxes	—	—	16,697
Accrued expenses:
Administration	1,342	1,342	1,342
Distribution	457	540	520
Fund accounting	575	5,001	4,575
Transfer agent	11,682	11,946	10,738
Custodian	899	1,857	2,469
Compliance services	3,922	7,254	6,671
Other	34,325	56,475	52,099
Total Liabilities	139,183	576,362	1,083,767
Net Assets	$8,752,835	$14,846,502	$14,412,908
Net Assets consist of:
Capital	$9,806,806	$15,317,405	$16,807,356
Accumulated net investment income (loss)	182,114	(1,956)	(30,658)
Accumulated net realized gains (losses) on investments and foreign currency transactions	311,358	266,380	(2,243,904)
Net unrealized appreciation (depreciation) on investments and foreign currency transactions	(1,547,443)	(735,327)	(119,886)
Net Assets	$8,752,835	$14,846,502	$14,412,908
Net Assets:
Class A	$537,636	$623,144	$542,522
Class C	456,713	466,007	398,070
Class I	7,758,486	13,757,351	13,472,316
Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value):
Class A	59,210	62,316	63,674
Class C	50,666	46,951	47,081
Class I	854,304	1,372,116	1,577,541
Net Asset Value (redemption price per share):
Class A	$9.08	$10.00	$8.52
Class C	$9.01	$9.93	$8.46
Class I	$9.08	$10.03	$8.54
Maximum Sales Charge:
Class A	5.75%	5.75%	5.75%
Maximum Offering Price Per Share (100%/(100%-maximum sales charge) of net asset value adjusted to the nearest cent per share):
Class A	$9.63	$10.61	$9.04

See accompanying notes to financial statements.

MIRAE ASSET DISCOVERY FUNDS
Statements of Operations
For the six months ended October 31, 2011
(unaudited)

	GEM Sector Leader Fund	Asia Sector Leader Fund	China Sector Leader Fund
Investment Income:
Dividend income	$168,667	$93,268	$79,235
Foreign tax withholding	(10,709)	(8,336)	(4,178)
Total Investment Income	157,958	84,932	75,057
Expenses:
Advisory fees	86,906	54,900	58,027
Administration fees	35,288	35,288	35,288
Distribution fees Class A	866	625	644
Distribution fees Class C	4,443	2,468	2,706
Fund accounting fees	31,366	29,219	26,003
Transfer agent fees	9,061	3,928	4,762
Class A	8,746	8,746	8,746
Class C	8,746	8,746	8,746
Class I	8,746	8,746	8,746
Custodian fees	18,188	16,985	10,032
Compliance services fees	12,254	8,223	7,541
Trustee fees	18,831	12,589	11,635
Legal and audit fees	43,301	25,174	24,958
State registration and filing fees	18,553	18,109	18,017
Deferred offering fees	16,970	16,970	16,970
Other fees	12,995	9,942	9,502
Total Expenses before fee reductions	335,260	260,658	252,323
Waivers and/or reimbursements from the Advisor	(197,983)	(172,809)	(167,115)
Total Net Expenses	137,277	87,849	85,208
Net Investment Income (Loss)	20,681	(2,917)	(10,151)
Realized and Unrealized Gains (Losses) on Investments and Foreign Currency Transactions:
Net realized gains (losses) on investments and foreign currency transactions	(926,048)	(1,054,267)	(1,800,692)
Change in unrealized appreciation/depreciation on investments and foreign currency transactions	(2,551,754)	(1,585,879)	(866,712)
Net Realized and Unrealized Gains (Losses) on Investments and Foreign Currency Transactions	(3,477,802)	(2,640,146)	(2,667,404)
Change in Net Assets Resulting From Operations	$(3,457,121)	$(2,643,063)	$(2,677,555)

See accompanying notes to financial statements.

MIRAE ASSET DISCOVERY FUNDS
Statements of Operations
For the six months ended October 31, 2011
(unaudited)

	Brazil Sector Leader Fund	GEM Great Consumer Fund	Asia Great Consumer Fund
Investment Income:
Dividend income	$144,585	$139,916	$126,162
Foreign tax withholding	(2,680)	(8,322)	(10,110)
Total Investment Income	141,905	131,594	116,052
Expenses:
Advisory fees	47,120	85,606	79,827
Administration fees	35,288	35,288	35,288
Distribution fees Class A	693	710	915
Distribution fees Class C	2,475	2,854	2,195
Fund accounting fees	25,400	31,194	30,077
Transfer agent fees	7,074	7,040	3,222
Class A	8,746	8,819	8,819
Class C	8,746	8,819	8,819
Class I	8,746	8,746	8,746
Custodian fees	6,938	12,497	18,148
Compliance services fees	7,250	12,490	12,011
Trustee fees	11,168	19,171	18,334
Legal and audit fees	23,868	43,307	41,739
State registration and filing fees	17,361	17,782	18,130
Deferred offering fees	16,970	16,970	16,970
Other fees	9,230	13,198	12,812
Total Expenses before fee reductions	237,073	324,491	316,052
Waivers and/or reimbursements from the Advisor	(163,494)	(190,941)	(189,655)
Total Net Expenses	73,579	133,550	126,397
Net Investment Income (Loss)	68,326	(1,956)	(10,345)
Realized and Unrealized Gains (Losses) on Investments and Foreign Currency Transactions:
Net realized gains (losses) on investments and foreign currency transactions	(180,142)	(240,125)	(948,411)
Change in unrealized appreciation/depreciation on investments and foreign currency transactions	(1,915,447)	(2,652,219)	(2,007,359)
Net Realized and Unrealized Gains (Losses) on Investments and Foreign Currency Transactions	(2,095,589)	(2,892,344)	(2,955,770)
Change in Net Assets Resulting From Operations	$(2,027,263)	$(2,894,300)	$(2,966,115)

See accompanying notes to financial statements.

MIRAE ASSET DISCOVERY FUNDS
Statements of Changes in Net Assets

	GEM Sector Leader Fund		Asia Sector Leader Fund
	Six Months Ended Oct. 31, 2011 (Unaudited)	For the period Sept. 24, 2010(a) through Apr. 30, 2011	Six Months Ended Oct. 31, 2011 (Unaudited)	For the period Sept. 24, 2010(a) through Apr. 30, 2011
From Investment Activities:
Operations:
Net investment income (loss)	$20,681	$(33,736)	$(2,917)	$(44,514)
Net realized gains (losses) on investments and foreign currency transactions	(926,048)	560,812	(1,054,267)	(40,069)
Change in unrealized appreciation/ depreciation on investments and foreign currency transactions	(2,551,754)	1,161,762	(1,585,879)	1,177,148
Change in net assets resulting from operations	(3,457,121)	1,688,838	(2,643,063)	1,092,565
Distributions to Shareholders From:
Net realized gains on investments
Class A	—	(1,591)	—	(280)
Class C	—	(1,591)	—	(280)
Class I	—	(34,217)	—	(5,462)
Change in net assets from distributions	—	(37,399)	—	(6,022)
Change in net assets from capital transactions	785,780	16,041,712	109,873	11,164,898
Change in net assets	(2,671,341)	17,693,151	(2,533,190)	12,251,441
Net Assets:
Beginning of period	17,709,831	16,680	12,268,121	16,680
End of period	$15,038,490	$17,709,831	$9,734,931	$12,268,121
Accumulated net investment income (loss)	$(37,609)	$(58,290)	$(2,917)	$—
Capital Transactions:
Class A
Proceeds from shares issued	$366,094	$507,265	$6,477	$502,382
Dividends reinvested	—	1,119	—	197
Cost of shares redeemed	(42,757)	—	(48)	—
Class C
Proceeds from shares issued	380,226	570,000	400	510,000
Dividends reinvested	—	1,119	—	197
Cost of shares redeemed	(52,099)	(9,690)	—	(9,574)
Redemption Fees	—	194	—	191
Class I
Proceeds from shares issued	139,551	14,947,508	103,193	10,357,258
Dividends reinvested	—	24,272	—	4,323
Cost of shares redeemed	(5,235)	(75)	(149)	(200,076)
Change in net assets from capital transactions	$785,780	$16,041,712	$109,873	$11,164,898
Share Transactions:
Class A
Issued	35,990	50,675	783	50,231
Reinvested	—	107	—	20
Redeemed	(4,088)	—	(4)	—
Class C
Issued	35,365	56,716	44	50,969
Reinvested	—	107	—	20
Redeemed	(5,776)	(941)	—	(969)
Class I
Issued	12,838	1,444,848	9,779	1,025,657
Reinvested	—	2,320	—	430
Redeemed	(496)	(7)	(16)	(19,615)
Change in shares	73,833	1,553,825	10,586	1,106,743

(a)   Commencement of operations

See accompanying notes to financial statements.

MIRAE ASSET DISCOVERY FUNDS
Statements of Changes in Net Assets

	China Sector Leader Fund		Brazil Sector Leader Fund
	Six Months Ended Oct. 31, 2011 (Unaudited)	For the period Sept. 24, 2010(a) through Apr. 30, 2011	Six Months Ended Oct. 31, 2011 (Unaudited)	For the period Sept. 24, 2010(a) through Apr. 30, 2011
From Investment Activities:
Operations:
Net investment income (loss)	$(10,151)	$(32,545)	$68,326	$29,059
Net realized gains (losses) on investments and foreign currency transactions	(1,800,692)	765,254	(180,142)	598,953
Change in unrealized appreciation/ depreciation on investments and foreign currency transactions	(866,712)	479,715	(1,915,447)	368,004
Change in net assets resulting from operations	(2,677,555)	1,212,424	(2,027,263)	996,016
Distributions to Shareholders From:
Net realized gains on investments
Class A	—	—	—	(1,646)
Class C	—	—	—	(1,646)
Class I	—	—	—	(21,447)
Change in net assets from distributions	—	—	—	(24,739)
Change in net assets from capital transactions	20,738	9,711,816	99,436	9,692,705
Change in net assets	(2,656,817)	10,924,240	(1,927,827)	10,663,982
Net Assets:
Beginning of period	10,940,920	16,680	10,680,662	16,680
End of period	$8,284,103	$10,940,920	$8,752,835	$10,680,662
Accumulated net investment income (loss)	$(10,151)	$—	$182,114	$113,788
Capital Transactions:
Class A
Proceeds from shares issued	$20,285	$505,381	$81,125	$517,793
Dividends reinvested	—	—	—	1,158
Cost of shares redeemed	(20,575)	—	(9,746)	—
Redemption Fees	372	—	—	—
Class C
Proceeds from shares issued	6,434	533,819	—	500,461
Dividends reinvested	—	—	—	1,158
Class I
Proceeds from shares issued	14,222	8,672,690	34,054	8,654,730
Dividends reinvested	—	—	—	17,479
Cost of shares redeemed	—	(74)	(5,997)	(74)
Change in net assets from capital transactions	$20,738	$9,711,816	$99,436	$9,692,705
Share Transactions:
Class A
Issued	2,082	50,489	7,974	51,681
Reinvested	—	—	—	110
Redeemed	(2,115)	—	(1,111)	—
Class C
Issued	255	53,054	—	50,000
Reinvested	—	—	—	110
Class I
Issued	1,428	852,506	3,505	849,203
Reinvested	—	—	—	1,658
Redeemed	—	(7)	(611)	(7)
Change in shares	1,650	956,042	9,757	952,755

(a)   Commencement of operations.

See accompanying notes to financial statements.

MIRAE ASSET DISCOVERY FUNDS
Statements of Changes in Net Assets

	GEM Great Consumer Fund			Asia Great Consumer Fund
	Six Months Ended Oct. 31, 2011 (Unaudited)	For the period Sept. 24, 2010(a) through Apr. 30, 2011		Six Months Ended Oct. 31, 2011 (Unaudited)	For the period Sept. 24, 2010(a) through Apr. 30, 2011
From Investment Activities:
Operations:
Net investment income (loss)	$(1,956)	$(51,213)		$(10,345)	$(90,408)
Net realized gains (losses) on investments and foreign currency transactions	(240,125)	556,910		(948,411)	(1,343,538)
Change in unrealized appreciation/ depreciation on investments and foreign currency transactions	(2,652,219)	1,916,892		(2,007,359)	1,887,473
Change in net assets resulting from operations	(2,894,300)	2,422,589		(2,966,115)	453,527
Change in net assets from capital transactions	295,423	15,006,110		296,229	16,612,587
Change in net assets	(2,598,877)	17,428,699		(2,669,886)	17,066,114
Net Assets:
Beginning of period	17,445,379	16,680		17,082,794	16,680
End of period	$14,846,502	$17,445,379		$14,412,908	$17,082,794
Accumulated net investment income (loss)	$(1,956)	$—		$(30,658)	$(20,313)
Capital Transactions:
Class A
Proceeds from shares issued	$189,112	$502,382	(b)	$675,051	$552,382	(b)
Cost of shares redeemed	(6,293)	—		(481,705)	—
Redemption Fees	31	—		—	—
Class C
Proceeds from shares issued	17,033	560,000	(b)	41	500,000	(b)
Cost of shares redeemed	(57,307)	—		(39)	—
Class I
Proceeds from shares issued	372,318	13,945,000		104,623	15,560,279
Cost of shares redeemed	(223,930)	(1,272)		(1,742)	(74)
Redemption Fees	4,459	—		—	—
Change in net assets from capital transactions	$295,423	$15,006,110		$296,229	$16,612,587
Share Transactions:
Class A
Issued	17,237	45,681	(b)	65,867	52,217	(b)
Redeemed	(602)	—		(54,410)	—
Class C
Issued	1,497	51,308	(b)	4	47,081	(b)
Redeemed	(5,854)	—		(4)	—
Class I
Issued	31,624	1,359,998		10,826	1,565,228
Redeemed	(21,058)	(116)		(173)	(8)
Change in shares	22,844	1,456,871		22,110	1,664,518

(a)   The Fund’s commencement of operations.

(b)   The Class’ commencement of operations was November 4, 2010.

See accompanying notes to financial statements.

MIRAE ASSET DISCOVERY FUNDS
Financial Highlights FOR THE PERIODS INDICATED
Selected data for a share of beneficial interest outstanding throughout the periods indicated.

		Investment Activities			Distributions to Shareholders From				Ratios to Average Net Assets			Supplemental Data
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Realized Gains From Investments	Total Distribution	Net Asset Value, End of Period	Total Return (excludes sales charge)(a)	Ratio of Net Expenses to Average Net Assets(b)	Ratio of Net Investment Income (Loss) to Average Net Assets(b)	Ratio of Gross Expenses to Average Net Assets(b)	Net Assets at End of Period (000's)	Portfolio Turnover(a,c)
GEM Sector Leader Fund
Class A
Six Months Ended October 31, 2011 (unaudited)	$11.36	— (d)(e)	(2.16)	(2.16)	—	—	$9.20	(19.01)%	1.85%	0.09%	6.54%	$766	102%
September 24, 2010(f) through April 30, 2011	$10.00	(0.04)	1.43	1.39	(0.03)	(0.03)	$11.36	13.94%	1.85%	(0.65)%	8.06%	$583	172%
Class C
Six Months Ended October 31, 2011 (unaudited)	$11.31	(0.04) (d)	(2.14)	(2.18)	—	—	$9.13	(19.28)%	2.60%	(0.70)%	6.73%	$785	102%
September 24, 2010(f) through April 30, 2011	$10.00	(0.08)	1.42	1.34	(0.03)	(0.03)	$11.31	13.44%	2.60%	(1.38)%	8.75%	$639	172%
Class I
Six Months Ended October 31, 2011 (unaudited)	$11.39	0.02(d)	(2.17)	(2.15)	—	—	$9.24	(18.88)%	1.60%	0.31%	3.79%	$13,487	102%
September 24, 2010(f) through April 30, 2011	$10.00	(0.02)	1.44	1.42	(0.03)	(0.03)	$11.39	14.24%	1.60%	(0.37)%	4.64%	$16,488	172%
Asia Sector Leader Fund
Class A
Six Months Ended October 31, 2011 (unaudited)	$11.04	(0.01)	(2.36)	(2.37)	—	—	$8.67	(21.47)%	1.80%	(0.25)%	7.97%	$447	143%
September 24, 2010(f) through April 30, 2011	$10.00	(0.06)	1.11	1.05	(0.01)	(0.01)	$11.04	10.46%	1.80%	(0.94)%	8.43%	$561	194%
Class C
Six Months Ended October 31, 2011 (unaudited)	$11.00	(0.05)	(2.34)	(2.39)	—	—	$8.61	(21.73)%	2.55%	(0.99)%	8.76%	$436	143%
September 24, 2010(f) through April 30, 2011	$10.00	(0.10)	1.11	1.01	(0.01)	(0.01)	$11.00	10.06%	2.55%	(1.69)%	9.18%	$556	194%
Class I
Six Months Ended October 31, 2011 (unaudited)	$11.07	— (e)	(2.36)	(2.36)	—	—	$8.71	(21.32)%	1.55%	— (g)	4.41%	$8,852	143%
September 24, 2010(f) through April 30, 2011	$10.00	(0.04)	1.12	1.08	(0.01)	(0.01)	$11.07	10.76%	1.55%	(0.65)%	4.89%	$11,151	194%
China Sector Leader Fund
Class A
Six Months Ended October 31, 2011 (unaudited)	$11.43	(0.02)	(2.78)	(2.80)	—	—	$8.63	(24.50)%	1.95%	(0.39)%	8.24%	$440	186%
September 24, 2010(f) through April 30, 2011	$10.00	(0.06)	1.49	1.43	—	—	$11.43	14.30%	1.95%	(0.93)%	8.57%	$583	265%
Class C
Six Months Ended October 31, 2011 (unaudited)	$11.38	(0.06)	(2.76)	(2.82)	—	—	$8.56	(24.78)%	2.70%	(1.13)%	8.84%	$461	186%
September 24, 2010(f) through April 30, 2011	$10.00	(0.10)	1.48	1.38	—	—	$11.38	13.80%	2.70%	(1.66)%	9.20%	$610	265%
Class I
Six Months Ended October 31, 2011 (unaudited)	$11.43	(0.01)	(2.78)	(2.79)	—	—	$8.64	(24.41)%	1.70%	(0.14)%	4.83%	$7,383	186%
September 24, 2010(f) through April 30, 2011	$10.00	(0.03)	1.46	1.43	—	—	$11.43	14.30%	1.70%	(0.52)%	5.26%	$9,748	265%

(a)	Not annualized for periods less than one year.
(b)	Annualized for periods less than one year.
(c)	Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.
(d)	Per share net investment income (loss) has been calculated using the average daily shares method.
(e)	Amount is less than $0.005.
(f)	Commencement of operations.
(g)	Amount is less than 0.005%.

See accompanying notes to financial statements.

MIRAE ASSET DISCOVERY FUNDS
Financial Highlights FOR THE PERIODS INDICATED
Selected data for a share of beneficial interest outstanding throughout the periods indicated.

		Investment Activities			Distributions to Shareholders From				Ratios to Average Net Assets			Supplemental Data
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Realized Gains From Investments	Total Distribution	Net Asset Value, End of Period	Total Return (excludes sales charge)(a)	Ratio of Net Expenses to Average Net Assets(b)	Ratio of Net Investment Income (Loss) to Average Net Assets(b)	Ratio of Gross Expenses to Average Net Assets(b)	Net Assets at End of Period (000's)	Portfolio Turnover(a,c)
Brazil Sector Leader Fund
Class A
Six Months Ended October 31, 2011 (unaudited)	$11.20	0.04	(2.16)	(2.12)	—	—	$9.08	(18.93)%	1.75%	1.24%	7.85%	$538	59%
September 24, 2010(d) through April 30, 2011	$10.00	0.02	1.21	1.23	(0.03)	(0.03)	$11.20	12.35%	1.75%	0.29%	8.39%	$586	124%
Class C
Six Months Ended October 31, 2011 (unaudited)	$11.16	0.02	(2.17)	(2.15)	—	—	$9.01	(19.27)%	2.50%	0.53%	8.92%	$457	59%
September 24, 2010(d) through April 30, 2011	$10.00	(0.03)	1.22	1.19	(0.03)	(0.03)	$11.16	11.95%	2.50%	(0.48)%	9.16%	$566	124%
Class I
Six Months Ended October 31, 2011 (unaudited)	$11.19	0.07	(2.18)	(2.11)	—	—	$9.08	(18.86)%	1.50%	1.52%	4.64%	$7,758	59%
September 24, 2010(d) through April 30, 2011	$10.00	0.03	1.19	1.22	(0.03)	(0.03)	$11.19	12.25%	1.50%	0.65%	5.08%	$9,529	124%
GEM Great Consumer Fund
Class A
Six Months Ended October 31, 2011 (unaudited)	$11.95	(0.01)	(1.94)	(1.95)	—	—	$10.00	(16.32)%	1.85%	(0.24)%	7.02%	$623	58%
November 4, 2010(d) through April 30, 2011	$11.00	(0.04)	0.99	0.95	—	—	$11.95	8.64%	1.85%	(0.75)%	8.44%	$546	138%
Class C
Six Months Ended October 31, 2011 (unaudited)	$11.91	(0.06)	(1.92)	(1.98)	—	—	$9.93	(16.62)%	2.60%	(0.98)%	7.72%	$466	58%
November 4, 2010(d) through April 30, 2011	$11.00	(0.07)	0.98	0.91	—	—	$11.91	8.27%	2.60%	(1.47)%	9.11%	$611	138%
Class I
Six Months Ended October 31, 2011 (unaudited)	$11.96	— (e)	(1.93)	(1.93)	—	—	$10.03	(16.14)%	1.60%	0.02%	3.74%	$13,757	58%
September 24, 2010(d) through April 30, 2011	$10.00	(0.03)	1.99	1.96	—	—	$11.96	19.60%	1.60%	(0.62)%	4.70%	$16,289	138%
Asia Great Consumer Fund
Class A
Six Months Ended October 31, 2011 (unaudited)	$10.24	(0.03)	(1.69)	(1.72)	—	—	$8.52	(16.80)%	1.80%	(0.50)%	6.50%	$543	149%
November 4, 2010(d) through April 30, 2011	$10.62	(0.06)	(0.32)	(0.38)	—	—	$10.24	(3.58)%	1.80%	(1.38)%	8.55%	$535	238%
Class C
Six Months Ended October 31, 2011 (unaudited)	$10.20	(0.05)	(1.69)	(1.74)	—	—	$8.46	(17.06)%	2.55%	(1.08)%	8.57%	$398	149%
November 4, 2010(d) through April 30, 2011	$10.62	(0.10)	(0.32)	(0.42)	—	—	$10.20	(3.95)%	2.55%	(2.13)%	9.32%	$480	238%
Class I
Six Months Ended October 31, 2011 (unaudited)	$10.25	(0.01)	(1.70)	(1.71)	—	—	$8.54	(16.68)%	1.55%	(0.08)%	3.71%	$13,472	149%
September 24, 2010(d) through April 30, 2011	$10.00	(0.05)	0.30	0.25	—	—	$10.25	2.50%	1.55%	(1.13)%	4.57%	$16,068	238%

(a)	Not annualized for periods less than one year.
(b)	Annualized for periods less than one year.
(c)	Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.
(d)	Commencement of operations.
(e)	Amount is less than $0.005.

See accompanying notes to financial statements.

Mirae Asset Discovery Funds
Notes to Financial Statements
October 31, 2011
(unaudited)

1.	Organization

Mirae Asset Discovery Funds (the “Trust”) was organized as a Delaware statutory trust pursuant to a Declaration of Trust dated April 7, 2010. The Trust is registered as an open-end investment company under the Investment Company Act of 1940 (the “1940 Act”). As of October 31, 2011, the Trust is comprised of the following six operational funds: Global Emerging Markets Sector Leader Fund (“GEM Sector Leader Fund”), Asia Sector Leader Fund, China Sector Leader Fund, Brazil Sector Leader Fund, Global Emerging Markets Great Consumer Fund (“GEM Great Consumer Fund”) and the Asia Great Consumer Fund.  Each may be referred to individually as a “Fund” and collectively as the “Funds.”

The GEM Sector Leader Fund, Asia Sector Leader Fund, GEM Great Consumer Fund and Asia Great Consumer Fund are each classified as diversified under the 1940 Act. The China Sector Leader Fund and the Brazil Sector Leader Fund are each classified as non-diversified under the 1940 Act. The Funds are authorized to issue an unlimited number of shares of beneficial interest of no par value. Each Fund offers three classes of shares: Class A Shares, Class C Shares, and Class I Shares. Class A, Class C and Class I Shares are identical except as to sales charges, distribution and other expenses borne by each class and voting rights on matters affecting a single class of Shares, and the exchange privilege of each class of Shares. Class A Shares of the Funds have a maximum sales charge of 5.75% as a percentage of the offering price. Class C Shares of the Funds are offered without any front-end sales charge but will be subject to a maximum deferred sales charge of 1.00% if redeemed less than one year after purchase. No sales charges are assessed with respect to Class I Shares of the Funds.

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that provide for general indemnifications. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust. However, the Trust expects any risk of loss to be remote.

2.	Significant Accounting Policies

The following is a summary of the significant accounting policies followed by the Funds in the preparation of their financial statements. The policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”). The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and income and expenses during the reporting period. Actual results could differ from those estimates.

Organization and Offering Expenses

All costs incurred by the Trust in connection with the organization of the Trust were paid by Mirae Asset Global Investments (USA) LLC (the “Advisor”or “Mirae Asset USA”). The organization costs are not subject to recoupment by the Advisor in subsequent fiscal periods.

Costs incurred in connection with the offering and initial registration of the Trust have been deferred and were amortized on a straight-line basis during the first twelve months of operations.

Investment Valuation

The Funds record investments at fair value. Fair value is defined as the price that would be expected to be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The valuation techniques used to determine fair value are further described below.

Mirae Asset Discovery Funds
Notes to Financial Statements
October 31, 2011
(unaudited)

Equity securities listed on a national securities exchange, market or automated quotation system for which quotations are readily available, including securities traded over the counter, are valued at their most recent sale price on the relevant exchange as of the close of regular trading on the New York Stock Exchange (“NYSE”) on each day the NYSE is open for trading. On a day that a security does not trade, then the mean between the bid and the asked prices will be used as long as it continues to reflect the value of the security. In the event that market quotations are not readily available, or if the mean between the bid and the asked prices of a non-exchange listed security does not reflect the value of the security, “fair value” of the security will be determined in accordance with fair value procedures approved by the Board of Trustees (the “Board”).

Most securities listed on a foreign exchange are valued at the most recent sale price at the close of the exchange on which the security is primarily traded.  In certain countries, market maker prices are used since they are the most representative of the daily trading activity.  In the case of certain foreign exchanges, the closing price reported by the exchange (which may sometimes be referred to by the exchange or one or more priceing agents as the “official close” or the “official closing price” or other similar term) will be considered the most recent sale price.  Securities not traded on a particular day are valued at the mean between the last reported bid and asked quotes, or the last sale price where appropriate; otherwise “fair value” will be determined in accordance with fair value procedures approved by the Board.

The Funds may invest in American Depositary Receipts (“ADRs”) as well as other “hybrid” forms of ADRs, including European Depositary Receipts (“EDRs”) and Global Depositary Receipts (“GDRs”).  These depositary receipts are certificates evidencing ownership of shares of a foreign issuer, and serve as an alternative to directly purchasing the underlying foreign securities in their national markets and currencies.  These certificates are issued by depository banks and generally trade on an established market in the United States or elsewhere.  The underlying shares are held in trust by a custodian bank or similar financial institution in the issuer’s home country.

Following the valuations of securities or other portfolio assets in terms of the currency in which the market quotation used is expressed (“Local Currency”), the value of these portfolio assets in terms of U.S. dollars is calculated by converting the Local Currency into U.S. dollars at the prevailing currency exchange rate on the valuation date as provided by an independent pricing service or reporting agency.

Redeemable securities issued by open-end investment companies are valued at the last calculated net asset value, with the exception of exchange-traded open-end investment companies which are priced as equity securities as described above.

Securities for which market quotations are not readily available (including securities for which the Advisor determines that the closing market prices do not represent the securities’ current value because of an intervening “significant event”) will be valued at fair value pursuant to valuation procedures approved by the Board. Circumstances in which market quotations may not be readily available include, but are not limited to, when the security’s trading has been halted or suspended, when the security’s primary trading market is temporarily closed at a time when under normal conditions it would be open, or a significant event with respect to a security or securities has occurred after the close of the market or exchange on which the security or securities principally trades and before the time the Fund calculates net asset value. Each Fund’s Advisor believes that foreign securities values may be affected by volatility that occurs in global markets on a trading day after the close of any given foreign securities markets. The fair valuation procedures, therefore, include a procedure whereby foreign securities prices may be “fair valued” by an independent pricing service or by Mirae Asset USA’s Valuation Committee, in accordance with a valuation policy approved by the Board to take those factors into account.

The Funds use fair value pricing to seek to ensure that each Fund’s net asset value reflects the value of its underlying portfolio securities. There can be no assurance, however, that a fair value used by the Funds on any given day will more accurately reflect the market value of a security or securities than the market price of such security or securities. A security’s valuation may differ depending on the method used for determining value. Fair valuation of a Fund’s portfolio securities can serve to reduce arbitrage opportunities available to short term traders, but there is no assurance that fair value pricing policies will prevent dilution of a Fund’s net asset value by short term traders.

Mirae Asset Discovery Funds
Notes to Financial Statements
October 31, 2011
(unaudited)

The valuation techniques described above maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Funds’ investments are summarized in the three broad levels listed below:

• Level 1—quoted prices in active markets for identical assets
• Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayments speeds, credit risk, etc.)
• Level 3—significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.  For example, repurchase agreements maturing in sixty days or less are generally valued at amortized cost.  Generally, amortized cost approximates the current fair value of a security, but since the valuation is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

Pursuant to the valuation procedures noted previously, equity securities (including foreign equity securities) are generally categorized as a Level 1 security in the fair value hierarchy (unless there is a fair valuation event, in which case affected securities are generally categorized as a Level 2 security). Certificates of Deposit, Time Deposits and Repurchase Agreements are all generally categorized as a Level 2 security in the fair value hierarchy.

A summary of the valuations as of October 31, 2011, based upon the three levels defined above, are included in the table below:

	Level 1	Level 2	Level 3	Total Investments
GEM Sector Leader Fund
Common Stocks
Airlines	$-	$171,696	$-	$171,696
Automobiles	193,432	118,734	-	312,166
Commercial Banks	2,143,310	439,927	-	2,583,237
Construction & Engineering	-	143,062	-	143,062
Electrical Equipment	-	67,726	-	67,726
Food & Staples Retailing	631,400	194,158	-	825,558
Hotels, Restaurants & Leisure	-	200,080	-	200,080
Industrial Conglomerates	131,409	97,166	-	228,575
Insurance	-	759,856	-	759,856
Internet Software & Services	986,923	190,116	-	1,177,039
Metals & Mining	463,740	178,253	-	641,993
Multiline Retail	84,906	64,105	-	149,011
Oil, Gas & Consumable Fuels	737,661	669,951	-	1,407,612
Specialty Retail	336,533	126,527	-	463,060
Tobacco	-	190,101	-	190,101
Other Common Stocks	4,297,977	-	-	4,297,977
Preferred Stocks	832,756	-	-	832,756
Cash Equivalent	-	583,105	-	583,105
Total Investments	$10,840,047	$4,194,563	$-	$15,034,610

Mirae Asset Discovery Funds
Notes to Financial Statements
October 31, 2011
(unaudited)

	Level 1	Level 2	Level 3	Total Investments
Asia Sector Leader Fund
Common Stocks
Airlines	$-	$211,210	$-	$211,210
Automobiles	207,437	171,808	-	379,245
Commercial Banks	974,547	471,436	-	1,445,983
Construction & Engineering	-	153,604	-	153,604
Electrical Equipment	-	72,123	-	72,123
Hotels, Restaurants & Leisure	-	215,380	-	215,380
Industrial Conglomerates	152,629	142,012	-	294,641
Insurance	-	572,484	-	572,484
Internet Software & Services	773,826	215,312	-	989,138
Media	-	125,826	-	125,826
Metals & Mining	-	193,035	-	193,035
Multiline Retail	103,817	82,185	-	186,002
Oil, Gas & Consumable Fuels	379,132	304,740	-	683,872
Specialty Retail	-	136,056	-	136,056
Tobacco	-	280,069	-	280,069
Other Common Stocks	3,312,372	-	-	3,312,372
Cash Equivalent	-	387,110	-	387,110
Total Investments	$5,903,760	$3,734,390	$-	$9,638,150

China Sector Leader Fund
Common Stocks
Diversified Telecommunication Services	$394,633	$-	$-	$394,633
Electrical Equipment	345,607	-	-	345,607
Insurance	318,455	44,703	-	363,158
Internet Software & Services	243,870	357,327	-	601,197
Oil, Gas & Consumable Fuels	473,224	805,840	-	1,279,064
Wireless Telecommunication Services	385,961	-	-	385,961
Other Common Stocks	-	3,837,030	-	3,837,030
Cash Equivalent	-	500,103	-	500,103
Total Investments	$2,161,750	$5,545,003	$-	$7,706,753

Brazil Sector Leader Fund
Common Stocks	$7,043,176	$-	$-	$7,043,176
Preferred Stocks	1,450,112	-	-	1,450,112
Cash Equivalent	-	184,854	-	184,854
Total Investments	$8,493,288	$184,854	$-	$8,678,142

GEM Great Consumer Fund
Common Stocks
Food & Staples Retailing	$1,101,320	$687,711	$-	$1,789,031
Hotels, Restaurants & Leisure	365,650	360,164	-	725,814
Household Durables	168,516	356,394	-	524,910
Insurance	212,723	257,965	-	470,688
Multiline Retail	425,173	567,908	-	993,081
Pharmaceuticals	472,160	66,174	-	538,334
Specialty Retail	407,675	369,521	-	777,196
Textiles, Apparel & Luxury Goods	258,334	482,853	-	741,187
Wireless Telecommunication Services	-	166,766	-	166,766
Other Common Stocks	6,783,149	-	-	6,783,149
Preferred Stocks	305,503	-	-	305,503
Cash Equivalent	-	1,167,780	-	1,167,780
Total Investments	$10,500,203	$4,483,236	$-	$14,983,439

Mirae Asset Discovery Funds
Notes to Financial Statements
October 31, 2011
(unaudited)

	Level 1	Level 2	Level 3	Total Investments
Asia Great Consumer Fund
Common Stocks
Hotels, Restaurants & Leisure	$263,198	$594,285	$-	$857,483
Household Durables	-	581,925	-	581,925
Multiline Retail	452,074	603,873	-	1,055,947
Pharmaceuticals	547,192	105,765	-	652,957
Specialty Retail	148,735	606,163	-	754,898
Textiles, Apparel & Luxury Goods	350,598	790,954	-	1,141,552
Tobacco	-	524,709	-	524,709
Wireless Telecommunication Services	-	621,883	-	621,883
Other Common Stocks	7,477,073	-	-	7,477,073
Cash Equivalent	-	1,022,403	-	1,022,403
Total Investments	$9,238,870	$5,451,960	$-	$14,690,830

For the period ended October 31, 2011, there were no Level 3 investments for which significant unobservable inputs were used to determine fair value. The Trust recognizes significant transfers between fair value hierarchy levels at the reporting period end.

Significant transfers that occurred between Levels 1 and 2 on recognition dates due to implementation of systematic fair value procedures affecting Eastern Hemisphere portfolio holdings are as follows:

Transfers from
Level 1 to Level 2
GEM Sector Leader Fund
Common Stocks	$1,826,796

Asia Sector Leader Fund
Common Stocks	$1,631,567

China Sector Leader Fund
Common Stocks	$1,922,616

GEM Great Consumer Fund
Common Stocks	$1,315,800

Asia Great Consumer Fund
Common Stocks	$1,077,607

There were no transfers from Level 2 to Level 1 on the recognition dates.

Foreign Currency Transactions

The accounting records of the Funds are maintained in U.S. dollars. Financial instruments and other assets and liabilities of a Fund denominated in a foreign currency, if any, are translated into U.S. dollars at current exchange rates. Purchases and sales of financial instruments, income receipts and expense payments are translated into U.S. dollars at the exchange rate on the date of the transaction. The Funds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates from those resulting from changes in market values of financial instruments. Such fluctuations are included with the net realized and unrealized gains or losses from investments. Realized foreign exchange gains or losses arise from transactions in financial instruments and foreign currencies, currency exchange fluctuations between the trade and settlement date of such transactions, and the difference between the amount of assets and liabilities recorded and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities, including financial instruments, resulting from changes in currency exchange rates.

Mirae Asset Discovery Funds
Notes to Financial Statements
October 31, 2011
(unaudited)

The Funds may be subject to foreign taxes on gains in investments or currency repatriation.  The Funds accrues such taxes, as applicable, based on their current interpretation of tax rules in the foreign markets in which they invest.

Investment Transactions and Related Income

Throughout the reporting period, investment transactions are accounted for no later than one business day following the trade date. For financial reporting purposes, investment transactions are accounted for on trade date on the last business day of the reporting period. Interest income is recognized on an accrual basis and includes, where applicable, the amortization of premium or accretion of discount. Dividend income is recorded on the ex-dividend date except in the case of foreign securities, in which case dividends are recorded as soon as such information becomes available. Gains or losses realized on sales of securities are determined using the specific identification method by comparing the identified cost of the security lot sold with the net sales proceeds.

Allocations

Expenses directly attributable to a Fund are charged to that Fund, while expenses which are attributable to more than one Fund are allocated among the respective Funds based upon relative net assets or another reasonable basis.

The investment income, expenses (other than class specific expenses charged to a class), realized and unrealized gains and losses on investments of a Fund are allocated to each class of shares based upon relative net assets on the date income is earned or expenses and realized and unrealized gains and losses are incurred.

Distributions to Shareholders
Dividends to shareholders from net investment income, if any, are declared and distributed at least annually. Net realized capital gains, if any, will be distributed annually.

The amount of distributions from net investment income and net realized gains are determined in accordance with federal income tax regulations which may differ from GAAP. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature (e.g., return of capital, net ordinary loss, distribution reclassification, certain gain/loss and certain distributions), such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales, tax treatment of foreign currency gain/loss) do not require a reclassification.

Redemption Fee

A redemption fee of 2.00% is charged and recorded as capital for any shares redeemed after being held for less than 60 days. This fee does not apply to shares that were acquired through reinvestment of dividends or distributions. Redemption Fees collected for the period ended October 31, 2011, are reflected on the Statements of Changes in Net Assets as “Redemption Fees”.

Federal Income Taxes

Each Fund intends to qualify each year as a regulated investment company (“RIC”) under Subchapter M of the Internal Revenue Code of 1986, as amended.  A RIC generally is not subject to federal income tax on income and gains distributed in a timely manner to its shareholders.  Each Fund intends to make timely distributions in order to avoid tax liability.

Management of the Funds has evaluated tax positions taken or expected to be taken in the course of preparing each Fund’s tax returns to determine whether it is more-likely-than not (i.e., greater than 50-percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. A tax position that meets the more-likely-than-not recognition threshold is measured to determine the amount of benefit to recognize in the financial statements. Differences between tax positions taken in a tax return and amounts recognized in the financial statements will generally result in an increase in a liability for taxes payable (or a reduction of a tax refund receivable), including the recognition of any related interest and penalties as an operating expense. Tax positions taken in tax years remain subject to examination by tax authorities (generally three years for federal income tax purposes). The determination has been made that there are not any uncertain tax positions that would require the Funds to record a tax liability and, therefore, there is no impact to the Funds’ financial statements.

Mirae Asset Discovery Funds
Notes to Financial Statements
October 31, 2011
(unaudited)

3.	Transactions with Affiliates and other Servicing Arrangements

The Trust, on behalf of each Fund, has entered into an Investment Management Agreement with the Advisor.  Under this agreement, the GEM Sector Leader Fund, Asia Sector Leader Fund, China Sector Leader Fund, Brazil Sector Leader Fund, GEM Great Consumer Fund and Asia Great Consumer Fund each pay the Advisor a fee at an annualized rate of 1.05%, 1.00%, 1.20%, 1.00%, 1.05% and 1.00% of the average daily net assets of each respective Fund.

The Advisor, with respect to each Fund, has entered into a sub-management agreement with the sub-managers to manage all or a portion of the investments of each Fund as set forth below:

GEM Sector Leader Fund	Mirae Asset Global Investments (Hong Kong) Ltd. (“Mirae Asset Hong Kong”)
Mirae Asset Global Investimentos (Brasil)
Gestão de Recursos Ltda. (“Mirae Asset Brazil”)
Asia Sector Leader Fund	Mirae Asset Hong Kong
China Sector Leader Fund	Mirae Asset Hong Kong
Brazil Sector Leader Fund	Mirae Asset Brazil
GEM Great Consumer Fund	Mirae Asset Hong Kong Mirae Asset Brazil
Asia Great Consumer Fund	Mirae Asset Hong Kong

The Advisor has contractually agreed to waive advisory expenses and otherwise reimburse expenses of the Funds in order to limit the annual operating expenses (excluding interest expense, taxes, brokerage commissions and certain other Fund expenses) through August 31, 2012 as follows:

GEM Sector Leader Fund Class A	1.85%
GEM Sector Leader Fund Class C	2.60%
GEM Sector Leader Fund Class I	1.60%

Asia Sector Leader Fund Class A	1.80%
Asia Sector Leader Fund Class C	2.55%
Asia Sector Leader Fund Class I	1.55%

China Sector Leader Fund Class A	1.95%
China Sector Leader Fund Class C	2.70%
China Sector Leader Fund Class I	1.70%

Brazil Sector Leader Fund Class A	1.75%
Brazil Sector Leader Fund Class C	2.50%
Brazil Sector Leader Fund Class I	1.50%

GEM Great Consumer Fund Class A	1.85%
GEM Great Consumer Fund Class C	2.60%
GEM Great Consumer Fund Class I	1.60%

Asia Great Consumer Fund Class A	1.80%
Asia Great Consumer Fund Class C	2.55%
Asia Great Consumer Fund Class I	1.55%

Mirae Asset Discovery Funds
Notes to Financial Statements
October 31, 2011
(unaudited)

Additionally, the Funds have entered into an agreement with the Advisor whereby the Funds have agreed to repay amounts waived or reimbursed by the Advisor for a period of up to three fiscal years after such waiver or reimbursement was made. Such repayments are subject to approval by the Trust’s Board, and are permissible to the extent such repayments would not cause the expenses of a Fund to exceed the limits described above. As of October 31, 2011, the repayments that may potentially be made by the Funds are as follows:

	Expires 4/30/14	Expires 4/30/15	Total
GEM Sector Leader Fund	$259,921	$197,983	$457,904
Asia Sector Leader Fund	228,588	172,809	401,397
China Sector Leader Fund	207,747	167,115	374,862
Brazil Sector Leader Fund	207,701	163,494	371,195
GEM Great Consumer Fund	261,596	190,941	452,537
Asia Great Consumer Fund	249,764	189,655	439,419

Citi Fund Services Ohio, Inc. (“Citi”), a wholly owned subsidiary of Citibank, N.A., serves as the Trust’s administrator, transfer agent and fund accounting agent and receives fees for such services in accordance with a master services agreement with the Funds. Citi will also receive fees for certain additional services and reimbursement for out-of-pocket expenses. Citibank, N.A. serves as custodian for the Funds. For its services as custodian, the Funds pay Citibank, N.A. a fee based on a percentage of assets held on behalf of the Funds, plus certain out-of-pocket charges. Such percentages vary by the jurisdiction in which the assets are held. The Funds have an uncommitted $5,000,000 demand line of credit facility with Citibank, N.A.; borrowings under this facility bear interest at rates determined at the time of such borrowings, if any. There were no borrowings under this facility during the period ended October 31, 2011.

Funds Distributor, LLC (the “Distributor”) serves as the distributor of the Trust and each Fund with respect to Class A and Class C Shares. The Trust, on behalf of each Fund, has adopted plans with respect to Class A and Class C Shares that allow each Fund to pay distribution fees for marketing, distribution and sale of those share classes under Rule 12b-1 of the 1940 Act, and shareholder servicing fees for certain services provided to its shareholders. Class A Shares pay a 12b-1 fee at an annual rate of 0.25% of average daily net assets. Class C Shares pay a 12b-1 fee at an annual rate of 1.00% of average daily net assets. The Distributor may use up to 25% of the fee for shareholder servicing of Class C Shares and up to 75% of the fee may be used for distribution of Class C Shares. The Distributor received commissions from the sale of Class A and Class C Shares of the Funds during the period ended October 31, 2011 as follows:

	Class A	Class C
GEM Sector Leader Fund	$8,572	$521
Asia Sector Leader Fund	74	-
China Sector Leader Fund	1,215	-
Brazil Sector Leader Fund	2,373	-
GEM Great Consumer Fund	5,567	573
Asia Great Consumer Fund	131	-

Under a Fund Compliance and AML Services Agreement with the Trust, Foreside Compliance Services, LLC, an affiliate of the Distributor, provides a Chief Compliance Officer (“CCO”) and an Anti-Money Laundering Compliance Officer as well as certain additional compliance support functions. Expenses incurred by each Fund are reflected on the Statements of Operations as “Compliance services fees.”

Certain officers and trustees of the Funds are officers of the Advisor or Citi and receive no compensation from the Funds for such services.

For the period ended, the brokerage commissions paid by each Fund to affiliated broker/dealers of the Fund’s Advisor on the execution of each Fund’s purchases and sales of portfolio investments are as follows:

Mirae Asset Discovery Funds
Notes to Financial Statements
October 31, 2011
(unaudited)

	Name of Affiliated Broker/Dealer	Aggregate Amount of Brokerage Commissions Paid to Affiliate
GEM Sector Leader Fund	Mirae Asset Securities (Hong Kong) Ltd.	$2,935
Asia Sector Leader Fund	Mirae Asset Securities (Hong Kong) Ltd.	3,384
China Sector Leader Fund	Mirae Asset Securities (Hong Kong) Ltd.	4,986
Brazil Sector Leader Fund	Mirae Asset Securities C.T.V.M. Ltd.	866
GEM Great Consumer Fund	Mirae Asset Securities (Hong Kong) Ltd.	701
Asia Great Consumer Fund	Mirae Asset Securities (Hong Kong) Ltd.	521

4.	Securities Transactions

The cost of security purchases and the proceeds from the sale of securities (excluding securities maturing less than one year from acquisition) during the period ended October 31, 2011 were as follows:

	Purchases	Sales
GEM Sector Leader Fund	$17,067,679	$16,103,358
Asia Sector Leader Fund	15,114,179	15,075,016
China Sector Leader Fund	16,580,227	17,103,566
Brazil Sector Leader Fund	5,649,234	5,546,765
GEM Great Consumer Fund	9,040,298	8,764,350
Asia Great Consumer Fund	22,383,449	21,986,096

5.	Investment Risks

Foreign Securities Risk

Foreign securities, foreign currencies, and securities issued by U.S. entities with substantial foreign operations can involve additional risks relating to political, economic, or regulatory conditions in foreign countries. These risks include fluctuations in foreign currencies; imposition of additional taxes; trading, settlement, custodial and other operational risks; and risks arising from the less stringent investor protection and disclosure standards of some foreign markets. All of these factors can make foreign investments more volatile and potentially less liquid than U.S. investments. In addition, foreign markets can perform differently from the U.S. market.

Emerging Markets Risks

The risks of foreign investments are typically greater in less developed countries. Risks of investment in developing or emerging economies and markets include (i) less social, political, and economic stability; (ii) the smaller size of the securities markets and the lower volume of trading, which may result in a lack of liquidity and in greater price volatility; (iii) certain national policies that may restrict the Funds’ investment opportunities, including restrictions on investment in issuers or industries deemed sensitive to national interests, or expropriation or confiscation of assets or property, which could result in the Funds’ loss of their entire investment in that market; (iv) less developed legal and regulatory structures governing private or foreign investment or allowing for judicial redress for injury to private property; (v) inaccurate, incomplete or misleading financial information on companies in which the Funds invest; (vi) securities of companies may trade at prices not consistent with traditional valuation measures; (vii) limitations on foreign ownership, which may impact the price of a security purchased or held by the Funds; and (viii) higher levels of inflation, deflation or currency devaluation relative to more developed markets.

Mirae Asset Discovery Funds
Notes to Financial Statements
October 31, 2011
(unaudited)

6.	Federal Income Tax Information

As of the latest tax year ended April 30, 2011, the following Funds had net capital loss carryforwards which are available to offset future net capital gains, if any, to the extent provided by the Treasury regulations. To the extent that these carryovers are used to offset future capital gains, it is probable that the gains that are offset will not be distributed to shareholders:

Expires
2019
Asia Great Consumer Fund	$6,627

The Regulated Investment Company Modernization Act of 2010 (the "Act") was enacted on December 22, 2010. The Act makes changes to several tax rules impacting the Funds. In general, the provisions of the Act will be effective for the Funds' fiscal year ending April 30, 2012. Although the Act provides several benefits, including the unlimited carryforward of future capital losses, there may be a greater likelihood that all or a portion of each fund's pre-enactment capital loss carryforward, if any, may expire without being utilized due to the fact that post-enactment capital losses get utilized before pre-enactment capital loss carryforwards. Relevant information regarding the impact of the Act on the Fund, if any, will be contained within the "Federal Taxes" section of the financial statement notes for the fiscal year ending April 30, 2012.

Under current tax law, capital and foreign currency losses realized after October 31 of a Fund's fiscal year may be deferred and treated as occurring on the first business day of the following fiscal year for tax purposes. The following Funds had deferred post October losses, which will be treated as arising on the first business day of the fiscal year ending April 30, 2012:

	Post October Loss Deferred	Post October Currency Loss Deferred	Total
GEM Sector Leader Fund	$-	$48,603	$48,603
Asia Sector Leader Fund	34,726	-	34,726
Brazil Sector Leader Fund	-	37,013	37,013
Asia Great Consumer Fund	1,214,289	20,314	1,234,603

The tax character of dividends paid to shareholders during the most recent tax year ended April 30, 2011, were as follows:

	Ordinary Income	Total Taxable Distributions	Total Distributions Paid
GEM Sector Leader Fund	$37,999	$37,999	$37,999
Asia Sector Leader Fund	6,022	6,022	6,022
Brazil Sector Leader Fund	24,739	24,739	24,739

As of the latest tax year ended April 30, 2011, the components of accumulated earnings (deficit) on a tax basis were as follows:

	Undistributed Ordinary Income	Accumulated Capital and Other Losses	Unrealized Appreciation (Depreciation)	Total Accumulated Earnings (Deficit)
GEM Sector Leader Fund	$588,639	$(48,603)	$1,113,179	$1,653,215
Asia Sector Leader Fund	1,281	(34,726)	1,121,542	1,088,097
China Sector Leader Fund	760,785	-	453,526	1,214,311
Brazil Sector Leader Fund	710,154	(37,013)	300,151	973,292
GEM Great Consumer Fund	541,103	-	1,882,294	2,423,397
Asia Great Consumer Fund	-	(1,241,230)	1,812,897	571,667

Mirae Asset Discovery Funds
Notes to Financial Statements
October 31, 2011
(unaudited)

At October 31, 2011, the tax cost, gross unrealized appreciation and gross unrealized depreciation on securities, for federal income tax purposes, were as follows:

	Tax Cost	Tax Unrealized Appreciation	Tax Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
GEM Sector Leader Fund	$16,590,506	$462,080	$(2,017,976)	$(1,555,896)
Asia Sector Leader Fund	10,245,352	408,227	(1,015,429)	(607,202)
China Sector Leader Fund	8,297,728	230,132	(821,107)	(590,975)
Brazil Sector Leader Fund	10,302,670	26,415	(1,650,943)	(1,624,528)
GEM Great Consumer Fund	15,752,671	564,714	(1,333,946)	(769,232)
Asia Great Consumer Fund	14,866,635	496,224	(672,029)	(175,805)

7.	New Accounting Pronouncement

In May 2011, the FASB issued ASU No. 2011-04 “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in GAAP and the International Financial Reporting Standards (“IFRSs”).” ASU No. 2011-04 amends FASB ASC Topic 820, Fair Value Measurements and Disclosures, to establish common requirements for measuring fair value and for disclosing information about fair value measurements in accordance with GAAP and IFRSs. ASU No. 2011-04 is effective for fiscal years beginning after December 15, 2011 and for interim periods within those fiscal years. Management is currently evaluating the impact these amendments may have on the Fund’s financial statements.

8.	Control Ownership and Principal Holders

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a Fund creates presumptions of control of the Fund, under section 2 (a)(9) of the 1940 Act.  As of October 31, 2011, the Funds had individual shareholder accounts and/or omnibus shareholder accounts (comprised of a group of individual shareholders), each of which is affiliated with the Advisor, and representing ownership of 75%, 56%, 79%, 58%, 44% and 75% for the GEM Sector Leader Fund, Asia Sector Leader Fund, China Sector Leader Fund, Brazil Sector Leader Fund, GEM Great Consumer Fund and Asia Great Consumer Fund, respectively.

9.	Subsequent Events

Subsequent events occurring after the date of this report have been evaluated for potential impact to this report through the date of this filing. There are no subsequent events to report.

Mirae Asset Discovery Funds

To Make Investments

Regular Mail:	Mirae Asset Discovery Funds
P.O. Box 183165
Columbus, Ohio 43218-3165

Express, Registered	Mirae Asset Discovery Funds
or Certified Mail:	3435 Stelzer Road
Columbus, Ohio 43219

Phone Number:	1-888-335-3417

This report is submitted for the general information of the shareholders of the Mirae Asset Discovery Funds (the “Trust”). It is not authorized for the distribution to prospective investors unless preceded or accompanied by an effective prospectus. To receive the most recent month end performance information for each Fund, visit www.miraeasset.com.

A description of the policies and procedures the Trust uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling toll-free 1-888-335-3417; and on the Securities and Exchange Commission’s website at sec.gov. Information regarding how the Trust voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 will be available without charge, upon request, by calling 1-888-335-3417, and on the Trust’s website at www.miraeasset.com.

The Trust files complete Schedules of Portfolio Holdings with the Commission for the first and third quarters of each fiscal year on Form N-Q. Schedules of Portfolio Holdings for the Funds in this report are available, free of charge, on the Commission’s website at sec.gov, or may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-202-551-8090.

Mirae Asset Discovery Funds are distributed by Funds Distributor, LLC.

10/11

Item 2. Code of Ethics.

Not applicable – only for annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable – only for annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable – only for annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Schedule of Investments.

(a)   Included as part of report to stockholders under Item 1.

(b)   Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11. Controls and Procedures.

(a)

The Registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that those disclosure controls and procedures provide reasonable assurance that material information required to be disclosed by the Registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)

The Registrant’s principal executive officer and principal financial officer are aware of no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17CFR 270.30a-3(d)) that occurred during the second fiscal quarter of the period covered by this report that have materially affected or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1)      Not applicable - only for annual reports.

(a)(2)

Separate certfications by the Registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached hereto.

(a)(3)      Not applicable.

(b)

A certification by the Registrant’s principal executive officer and principal financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(b) under the Investment Company Act of 1940, is attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Mirae Asset Discovery Funds

By (Signature and Title)*	/s/ Joel B. Engle
Joel B. Engle, Treasurer and Principal Financial Officer

Date	December 21, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Peter Graham
Peter Graham, President and Principal Executive Officer

Date	December 21, 2011

By (Signature and Title)*	/s/ Joel B. Engle
Joel B. Engle, Treasurer and Principal Financial Officer

Date	December 21, 2011

* Print the name and title of each signing officer under his or her signature.